                                   FORM N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:        ____/____/____  (a)

               or fiscal year ending:       12/  31 / 99   (b)
                                           --------------

Is this a transition report? (Y/N)      N
                                    -------

Is this an amendment to a previous filing? (Y/N)      Y
                                                  ----------

Those items or sub-items with a box "[ ]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.      A. Registrant Name:   PFL Endeavor Platinum Variable Annuity Account

        B. File Number: 811-  06032

        C. Telephone Number: 319-297-8121


2.      A. Street:   4333 Edgewood Road N.E.

        B. City: Cedar Rapids  C. State: IA   D. Zip Code:  52499  Zip Ext: 0001

        E.    Foreign Country:              Foreign Postal Code:


3.  Is this the first filing on this form by Registrant? (Y/N)           N
                                                                   -----------


4.  Is this the last filing on this form by Registrant? (Y/N)            N
                                                                   -----------


5.  Is Registrant a small business investment company (SBIC)? (Y/N)      N
                                                                      -------
  [If answer is "Y" (Yes), complete only items 89 through 110.]


6.  Is Registrant a unit investment trust (UIT)? (Y/N)        Y
                                                         ---------
    [If answer if "Y" (Yes), complete only items 111 through 132.]


7.  A.  Is Registrant a series or multiple portfolio company? (Y/N)
                                                                    ---------
    [If answer is "N" (No), go to item 8.]


     B. How many separate series or portfolios did Registrant have at the end of the period? ______________________________

                                                        If filing more than one
                                                           Page 50, "X" box:

For period ending   12/31/99
                  ----------------------------

File number 811-    06032
                  ----------------------------

123.    State the total value of the additional units considered in answering item 122 ($000's) omitted. $588,448
                                                                                                         -----------------

124.    State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they
        were placed in the subsequent series) ($000's omitted)                                             $
                                                               ------------------------------------------- ---------------

125.    State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of
        all series of Registrant ($000's omitted)                                                           $
                                                  -------------------------------------------------------- ---------------

126.    Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on
        units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted)           $
                                                                                                 --------- ---------------

127.    List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of the date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series
        during the current period (excluding distributions of realized gains, if any):                      $
                                                                                       ------------------- ---------------


                                                                 Number of       Total Assets         Total Income
                                                                   Series           ($000's           Distributions
                                                                 Investing          omitted)         ($000's omitted)
                                                                 ---------       -----------         ----------------
A.   U.S. Treasury direct issue                                  _________      $____________        $_______________

B.   U.S. Government agency                                      _________      $____________        $_______________

C.   State and municipal tax-free                                _________      $____________        $_______________

D.   Public utility debt                                         _________      $____________        $_______________

E.   Brokers or dealers debt or
     debt of brokers' or dealers' parent                         _________      $____________        $_______________

F.   All other corporate intermed. & long-term debt              _________      $____________        $_______________

G.   All other corporate short-term debt                         _________      $____________        $_______________

H.   Equity securities of brokers or dealers
     or parents of brokers or dealers                            _________      $____________        $_______________

I.   Investment company equity securities                        _________      $____________        $_______________

J.   All other equity securities                                     1          $483,487             $4,535
                                                                 ---------       ------------         ---------------

K.   Other securities                                            _________      $____________        $_______________

L.   Total assets of all series of registrant                                   $483,488             $
                                                                 ---------       ------------         ---------------

                                                                                                 If filing more than one
                                                                                                     Page 51, "X" box:
For period ending      12/31/99
                     ------------------

File number 811-       06032
                     ------------------


128.    Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
                                    --------------------------------------------------------------------------- ------------
                                                                                                                        Y/N
        [If answer is "N" (No), go to item 131.]

129.    Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                                     ------------------------------------------ ------------
                                                                                                                        Y/N
        [If answer is "N" (No), go to item 131.]

130.    In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees?
                                                                                ------------------------------- ------------
                                                                                                                        Y/N

131.    Total expenses incurred by all series of Registrant during the current reporting period
        ($000's omitted)                                                                                       $ 6,320
                        --------------------------------------------------------------------------------------- ------------


132.    List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


           811-                           811-                811-                811-                811-
           811-                           811-                811-                811-                811-
           811-                           811-                811-                811-                811-
           811-                           811-                811-                811-                811-
           811-                           811-                811-                811-                811-
           811-                           811-                811-                811-                811-
           811-                           811-                811-                811-                811-
           811-                           811-                811-                811-                811-
           811-                           811-                811-                811-                811-

FORM N-SAR  - PFL ENDEAVOR PLATINUM VARIABLE ANNUITY ACCOUNT,
A SEPARATE ACCOUNT OF PFL LIFE INSURANCE COMPANY
FILE NO. 811- 06032



This report is signed on behalf of the registrant in the City of Cedar Rapids and the State of Iowa on the 18th day of February, 2000.



                                      PFL LIFE INSURANCE COMPANY

                                      By:  /s/ Ronald L. Ziegler
                                           ---------------------
                                           Ronald L. Ziegler
                                           Vice President and Actuary


Witness:


/s/ Frank A. Camp
------------------------------
Frank A. Camp
Division General Counsel
Financial Markets Division
PFL Life Insurance Company